LVIP Invesco V.I. Comstock RPM Fund
LVIP Invesco V.I. Comstock RPM Fund (Standard and Service Class)
Investment Objective
The investment objective of the LVIP Invesco V.I. Comstock RPM Fund (the “Fund”) is to seek capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses LVIP Invesco V.I. Comstock RPM Fund		Standard Class	Service Class
Management Fee		0.65%	0.65%
Distribution and/or Service (12b-1) fees		none	0.35%
Other Expenses	[1]	0.29%	0.29%
Acquired Fund Fees and Expenses (AFFE)	[1]	0.78%	0.78%
Total Annual Fund Operating Expenses (including AFFE)		1.72%	2.07%
Less Fee Waiver and Expense Reimbursement	[2]	(0.94%)	(0.94%)
Total Annual Fund Operating Expenses (After Fee Waiver and Expense Reimbursement)		0.78%	1.13%
[1]	Other Expenses and AFFE are based on estimates for the current fiscal year.
[2]	Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee: 0.65% of the Fund's average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.00% of the Fund's average daily net assets for the Standard Class (and 0.35% for the Service Class). Both agreements will continue at least through April 30, 2015 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for the remaining time period shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Expense Example LVIP Invesco V.I. Comstock RPM Fund (USD $)	1 year	3 years
Standard Class	80	450
Service Class	115	558

Expense Example, No Redemption LVIP Invesco V.I. Comstock RPM Fund (USD $)	1 year	3 years
Standard Class	80	450
Service Class	115	558

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, no portfolio turnover figures are available.
Principal Investment Strategies
The Fund, under normal circumstances, pursues its investment objective by primarily investing in another mutual fund, the Invesco V.I. Comstock Fund (the “Underlying Fund”), while seeking to control the level of portfolio volatility by employing an actively managed risk-management overlay.

Underlying Fund Strategy. The Underlying Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and in derivatives and other instruments that have economic characteristics similar to such securities. The Underlying Fund may invest in securities of issuers of any market capitalization; however, a substantial number of the issuers in which the Underlying Fund invests are large-capitalization issuers. The Underlying Fund may invest up to 10% of its net assets in real estate investment trusts (“REITs”). The Underlying Fund may also invest up to 25% of its net assets in securities of foreign issuers, which may include securities of issuers located in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles, or depositary receipts. The Underlying Fund generally holds up to 10% of its net assets in high-quality short-term debt securities and in investment grade corporate debt securities to provide liquidity.

The Underlying Fund can invest in derivative instruments, including forward foreign currency contracts and futures contracts. The Underlying Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated. The Underlying Fund can use futures contracts, including index futures, to seek exposure to certain asset classes and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

In selecting securities for investment, the Underlying Fund management focuses primarily on a security’s potential for capital growth and income. The Underlying Fund management emphasizes a value style of investing, seeking well-established, undervalued companies that have identifiable factors that might lead to improved valuations. The Underlying Fund management will consider selling a security if it meets one or more of the following criteria: (1) the target price of the investment has been realized and the Underlying Fund management no longer considers the company undervalued, (2) a better value opportunity is identified, or (3) research shows that the company is experiencing deteriorating fundamentals beyond the Underlying Fund management’s tolerable level and the trend is likely to be a long-term issue.

RPM Strategy. The Fund’s adviser will also employ an actively managed risk-management overlay. This risk portfolio management strategy or “RPM strategy” consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility. The adviser selects individual futures contracts on equity indices of domestic and foreign markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. Although the adviser is permitted to invest up to 20% in the RPM strategy, under normal market conditions the adviser generally expects to invest less than 10% of the Fund’s net assets in the RPM strategy. The RPM strategy is separate and distinct from any riders or features of your insurance contract.

The adviser will regularly adjust the level of exchange-traded futures contracts to manage the overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund’s investment returns. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the RPM strategy.

The adviser’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.

In addition to holding short positions in exchange-traded futures, where market volatility is below the adviser’s target volatility level, the adviser may periodically maintain a “long” position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, the adviser’s use of exchange-traded futures in the RPM strategy may increase the Fund’s economic exposure to equity securities up to a maximum of 110% of the Fund’s assets. As a result, the Fund may at certain times have leveraged exposure to equity securities. The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund’s ability to use leverage. In addition, the Fund will segregate liquid assets or otherwise cover these transactions to mitigate risk.

The Fund is non-diversified for purposes of the 1940 Act and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the Underlying Fund, which is a diversified fund, the Fund has exposure to a diversified mix of equity securities (stocks).
Principal Risks
All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of an underlying fund, the Fund is exposed to the same investments as those made by the Underlying Fund. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Fund. The Fund’s investment performance is affected by the Underlying Fund’s investment performance, and the Fund’s ability to achieve its investment objective depends, in part, on the Underlying Fund’s ability to meet its investment objective. The following risks reflect the Fund’s principal risks, which include the Underlying Fund’s principal risks.
  Depository Receipts Risk: Depository receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depository Receipts (ADRs). Depository receipts are subject to the risks usually associated with foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.
  Derivatives Risk: Derivatives, such as futures, forwards, options and swaps, involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile and may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. In addition, there may be imperfect correlation between the price of the derivatives contract and the price of the underlying securities. Other risks include the potential inability to terminate or sell derivative positions. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivative instruments that are “leveraged” may magnify or otherwise increase investment losses.
  Emerging Markets Risk: Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
  Foreign Securities Risk: Foreign securities have additional risks that are not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign stocks include the risk of loss from foreign government or political actions. Investing in foreign securities may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers.
  Selection Risk: Selection risk is the risk that the securities selected will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies.
  Market Risk: The value of portfolio securities may decline. As a result, your investment in a fund may decline in value and you could lose money.
  Real Estate and REIT Risk: Investing in real estate securities (including REITs) is subject to the risks associated with the direct ownership and development of real estate. These risks include declines in real estate values, fluctuations in rental income (due in part to vacancies and rates), increases in operating costs and property taxes, increases in financing costs or inability to procure financing, potential environmental liabilities and changes in zoning laws and other regulations.
  Small and Medium-Cap Companies Risk: The value of securities issued by small and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies.
  Value Stocks Risk: Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their estimated value, and may even go down in price.
  Leverage Risk: Investment in certain futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on futures contracts may exceed the amount invested.
  Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
  Hedging Risk: Futures contracts held in short positions may not provide an effective hedge of the underlying securities or indices because changes in the prices of futures contracts may not track those of the securities or indices they are intended to hedge.
  Non-Diversification Risk: When a fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, the fund’s value may decrease because of a single investment or a small number of investments.

Fund Performance
The Fund is expected to commence operations on October 2, 2013. Once the Fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.